Trust Activities - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of trust activities [line items]
Debt securities and certificates of participation in financial trusts	$ 1,936,980	$ 2,128,612
Assets transferred by the Bank	9,154	107,438
Assets managed by the Bank	1,026,352	414,583
Bank Trust [member]
Disclosure of trust activities [line items]
Assets managed by the Bank	$ 6,323,921	$ 4,647,956